Consolidated Cash Flows Supplemental Cash Flow Information (USD $) In Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 4,271	$ 4,217	$ 5,621	$ 5,535	$ 5,189
Cash paid for taxes	215	262	262	223	224
Non cash investing and financing activities:
Disposal of fully depreciated real estate	162	468	598	564	698
Financed insurance premiums	649	616	616	568	476
Acquisition of real estate in exchange for OP units			0	3,625	0
Disposal of real estate in settlement of lawsuit			0	0	7,844
Reclassification of dividend reinvestment shares with rescission rights			606	0	(606)
Change in fair value of available-for-sale securities	$ (1,881)	$ 0	$ 0	$ 0	$ 0